AURORA 10K - CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Change in fair value of convertible preferred stock warrants	$ (266,000)	$ (20,411,000)	$ (28,901,000)	$ 32,790,000
Change in operating assets and liabilities:
Accounts payable and accrued offering costs	18,667,000	(24,152,000)	(40,557,000)	(7,958,000)
Net cash (used in)/provided by operating activities	(142,702,000)	903,501,000	938,223,000	361,215,000
Cash Flows from Investing Activities:
Net cash used in investing activities	(42,635,000)	(29,172,000)	(34,657,000)	(68,703,000)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities	(25,486,000)	(1,292,225,000)	(1,537,100,000)	304,542,000
Net Change in Cash	(211,132,000)	(418,505,000)	(632,809,000)	597,089,000
Cash - Beginning of period	346,065,000	978,874,000	978,874,000	381,785,000
Cash - End of period	134,933,000	560,369,000	346,065,000	978,874,000
Aurora Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)	(959,086)	2,795,946	8,735,542	(6,527,175)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Change in fair value of convertible preferred stock warrants	8,089	(5,891,413)	(12,868,205)	(1,576,196)
Offering cost allocated to warrant liability			0	299,523
Expenses paid by the Sponsor			0	669,106
Interest earned on marketable securities held in Trust Account	(2,156,230)	0	(4,262,222)	(19,527)
Gain on deferred underwiting fee	0	(182,658)	(182,658)	0
Change in fair value of over-allotment option liability			0	(296,905)
Change in operating assets and liabilities:
Related party receivable			502,956	(502,956)
Prepaid expenses and other current assets	57,917	202,299	392,798	(521,674)
Accounts payable and accrued offering costs	(1,107,150)	2,114,151	(970,649)	5,232,795
Deferred credit liability	8,750,000	0	7,500,000	0
Net cash (used in)/provided by operating activities	3,343,540	(458,719)	(1,152,438)	(3,243,009)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	(443,751)	0	(278,002,870)
Net cash used in investing activities	263,123,592	(443,751)	0	(278,002,870)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			0	238,142,813
Proceeds from sale of Private Placement Units			0	35,000,000
Proceeds from sale of Private Placement Warrants			0	6,860,057
Proceeds from promissory note - related party	0	900,100	1,400,100	1,280,654
Net cash provided by (used in) financing activities	(265,523,592)	900,100	1,400,100	281,283,524
Net Change in Cash	943,540	(2,370)	247,662	37,645
Cash - Beginning of period	285,307	37,645	37,645	0
Cash - End of period	1,228,847	35,275	285,307	37,645
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred Offering Cost			0	557,663
Proceeds from Promissory Note with Related Party for Offering Cost			0	105,927
Initial classification of Class A ordinary share subject to possible redemption			0	243,002,870
Deferred underwriting fee payable	0	8,322,442	8,322,442	8,505,100
Initial Classification of Warrant liability			0	14,916,913
Reclass of permanent equity to temporary equity	$ 16,999,995	$ 287,884	$ 3,625,617	$ 0